Revenue from services provided to customers - Schedule Of Disaggregation Of Investment Banking Revenue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disaggregation Of Investment Banking Revenue [Abstract]
Equity underwriting and distribution fees	¥ 33,113	¥ 30,647	¥ 13,958
Debt underwriting and distribution fees	29,812	23,120	25,546
Financial advisory fees	64,240	37,760	41,646
Other fees	22,438	17,154	22,072
Total	¥ 149,603	¥ 108,681	¥ 103,222